Financial Instruments - Schedule of Debt Breakdown (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	R$ (304)	R$ (262)
Current asset	(93)	(48)
Non-current asset	(297)	(226)
Current liabilities	2,084	2,115
Non-current liabilities	R$ 14,481	13,069
Debentures and promissory notes [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.34% per year
Total of borrowings, debentures and promissory notes	R$ 14,975	13,378
Borrowing Costs [Member] | Debentures and promissory notes [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	(176)	(185)
Borrowing Costs [Member] | Borrowings in Domestic Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	(5)	(9)
Total Debentures and Promissory Notes [Member] | Debentures and promissory notes [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	R$ 14,799	13,193
Swap Contracts [Member] | Derivative Financial Instruments – Debentures and Promissory Notes [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.06% per year
Total of borrowings, debentures and promissory notes	R$ (304)	(262)
Swap Contracts [Member] | Derivative Financial Instruments – Domestic Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 0.20% per year
Total of borrowings, debentures and promissory notes	R$ (2)	(4)
Swap Contracts [Member] | Derivative Financial Instruments – Foreign Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.34% per year
Total of borrowings, debentures and promissory notes	R$ (66)
Working Capital [Member] | Borrowings in Domestic Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 0.20% per year
Total of borrowings, debentures and promissory notes	R$ 29	40
Working Capital [Member] | In Foreign Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.34% per year
Total of borrowings, debentures and promissory notes	R$ 801
Working Capital One [Member] | Borrowings in Domestic Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.62% per year
Total of borrowings, debentures and promissory notes	R$ 923	1,952
Total Borrowings in Domestic Currency [Member] | Borrowings in Domestic Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	947	1,983
Total Derivative Financial Instruments – Domestic Currency [Member] | Derivative Financial Instruments – Domestic Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	(2)	(4)
Total In Foreign Currency [Member] | In Foreign Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	801
Total Derivative Financial Instruments – Foreign Currency [Member] | Derivative Financial Instruments – Foreign Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	(66)
Derivative Financial Instruments – Foreign Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	R$ 16,175	R$ 14,910